Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3 of fair value hierarchy [member]	Dec. 31, 2020	Dec. 31, 2019
Asset-backed securities [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Asset-backed securities [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0112	0.0099
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Inflation forwards / Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0005	0.0006
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0031
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0.018
Non-asset-backed loans [member] | Min [member] | Discounted cash flow [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset-backed loans [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Inflation forwards / Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0008	0.0012
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1518	0.1884
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.1223
Non-asset-backed loans [member] | Max [member] | Discounted cash flow [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0104	0.0133
Non-asset-backed loans [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0137	0.0123
Private equity investments [member] | Min [member] | Discounted cash flow [member] | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0001	0.0008
Private equity investments [member] | Min [member] | EBITA [member] | EBITA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0014	0.0005
Private equity investments [member] | Min [member] | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0003	0
Private equity investments [member] | Max [member] | Discounted cash flow [member] | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.001	0.001
Private equity investments [member] | Max [member] | EBITA [member] | EBITA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0016	0.0016
Private equity investments [member] | Max [member] | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0028	0.0027
Corporate debt [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Corporate debt [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0127	0.01
Other [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0146	0.0126
Other [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0483	0.0649
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member] | Inflation forwards / Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0001	0.0001
Interest rate derivatives [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0017	0.0041
Interest rate derivatives [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Interest rate derivatives [member] | Min [member] | Comparable pricing [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0047
Interest rate derivatives [member] | Min [member] | Comparable pricing [member] | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0006	0.0008
Interest rate derivatives [member] | Min [member] | Option model [member] | FX correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.003)	(0.003)
Interest rate derivatives [member] | Min [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.002)	(0.003)
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member] | Inflation forwards / Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0003	0.0003
Interest rate derivatives [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1831	0.162
Interest rate derivatives [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0084	0.0037
Interest rate derivatives [member] | Max [member] | Comparable pricing [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0227	0.019
Interest rate derivatives [member] | Max [member] | Comparable pricing [member] | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0489	0.0431
Interest rate derivatives [member] | Max [member] | Option model [member] | FX correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0078	0.0078
Interest rate derivatives [member] | Max [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0099	0.01
Credit derivatives [member] | Min [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0005	0.0072
Credit derivatives [member] | Min [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Credit derivatives [member] | Max [member] | Discounted cash flow [member] | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.048	0.02
Credit derivatives [member] | Max [member] | Comparable pricing [member] | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.0155
Equity derivatives [member] | Min [member] | Discounted cash flow [member] | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0225)	(0.05)
Equity derivatives [member] | Min [member] | Option model [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0001	0.0001
Equity derivatives [member] | Min [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0045)	(0.002)
Equity derivatives [member] | Max [member] | Discounted cash flow [member] | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.3	0.11
Equity derivatives [member] | Max [member] | Option model [member] | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.011	0.02
Equity derivatives [member] | Max [member] | Option model [member] | Correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01